Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	ALLIANCEBERNSTEIN L.P.
Entity Central Index Key	0001109448
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.
Pre-Effective Amendment added Effective Amendment Number	2
Document Period End Date	Sep. 30, 2013